UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2020

WESTERN ASSET

GLOBAL HIGH INCOME FUND INC. (EHI)

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that financial intermediary. If you are a direct shareholder with the Fund, you can call the Fund at 1-888-888-0151, or write to the Fund by regular mail at P.O. Box 505000, Louisville, KY 40233 or by overnight delivery to Computershare, 462 South 4th Street, Suite 1600, Louisville, KY 40202 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return.

Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Income Fund Inc. for the six-month reporting period ended November 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadvisers became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadvisers continue to provide uninterrupted services with respect to the Fund pursuant to new management and subadvisory agreements that were approved by Fund shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of November 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.5 trillion.

II	Western Asset Global High Income Fund Inc.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 31, 2020

Western Asset Global High Income Fund Inc.	III

Performance review

For the six months ended November 30, 2020, Western Asset Global High Income Fund Inc. returned 12.95% based on its net asset value (“NAV”)i and 15.88% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexii, the Bloomberg Barclays U.S. Corporate High Yield —2%Issuer Cap Indexiii and the J.P. Morgan Emerging Markets Bond Index Global (“EMBI Global”)iv, returned 1.79%, 10.30% and 9.08%, respectively, over the same time frame. The Lipper High Yield (Leveraged) Closed-End Funds Category Averagev returned 13.78% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.40 per share. As of November 30, 2020, the Fund estimates that 87% of the distributions were sourced from net investment income and 13% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of November 30, 2020. Past performance is no guarantee of future results.

Performance Snapshot as of November 30, 2020 (unaudited)
Price Per Share	6-Month Total Return**
$ 10.59 (NAV)	12.95	%†
$ 10.09 (Market Price)	15.88	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

†Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

IV	Western Asset Global High Income Fund Inc.

Looking for additional information?

The Fund is traded under the symbol “EHI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XEHIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Global High Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 31, 2020

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk, call risk and interest rate risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options, futures contracts, swap agreements and credit default swaps, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political, social and economic conditions. These risks are magnified in emerging or developing markets. Emerging market countries tend to have economic, political and legal systems that are less

Western Asset Global High Income Fund Inc.	V

Performance review (cont’d)

developed and are less stable than those of more developed countries. High yield bonds, also known as “junk bonds”, involve greater credit risk (risk of default) and liquidity risk than investment grade bonds. Leverage may result in greater volatility of NAV and the market price of common shares and increases shareholder’s risk of loss. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iv

The J.P. Morgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

[v]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 40 funds in the Fund’s Lipper category.

VI	Western Asset Global High Income Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2020 and May 31, 2020 and does not include derivatives such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	1

Schedule of investments (unaudited)

November 30, 2020

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 110.9%
Communication Services — 19.0%
Diversified Telecommunication Services — 5.7%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	990,000	$1,117,784	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	6,300,000	6,621,615	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	856,000	944,720	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	97,789
CenturyLink Inc., Senior Notes	4.500%	1/15/29	1,380,000	1,409,325	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	220,000	226,485	(a)
Frontier Communications Corp., Senior Secured Notes	5.000%	5/1/28	1,490,000	1,516,075	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	740,000	757,878	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	489,769	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000	541,225	(a)
Total Diversified Telecommunication Services				13,722,665
Media — 7.1%
Arches Buyer Inc., Senior Notes	6.125%	12/1/28	220,000	226,325	(a)(b)
Arches Buyer Inc., Senior Secured Notes	4.250%	6/1/28	610,000	613,050	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,140,000	3,307,833	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,546,000	2,711,490
DISH DBS Corp., Senior Notes	7.750%	7/1/26	6,717,000	7,674,273
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,710,000	1,902,375	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	510,000	534,544	(a)
Total Media				16,969,890
Wireless Telecommunication Services — 6.2%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	727,762
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,782,491
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,455,000	3,776,747
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,501,200
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,417,603
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,250,000	1,303,737	(a)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	1,131,265	(c)

See Notes to Financial Statements.

2	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
VEON Holdings BV, Senior Notes	7.504%	3/1/22	450,000	$484,828	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000	830,472	(a)
Total Wireless Telecommunication Services				14,956,105
Total Communication Services				45,648,660
Consumer Discretionary — 14.1%
Auto Components — 1.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000	535,141	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,020,000	1,136,025	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,190,000	1,245,038
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,520,000	1,616,900	(a)
Total Auto Components				4,533,104
Automobiles — 1.9%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,780,000	2,165,397
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	460,000	461,368
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	205,290
General Motors Co., Senior Notes	6.125%	10/1/25	350,000	422,393
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,120,000	1,233,010	(a)
Total Automobiles				4,487,458
Diversified Consumer Services — 1.1%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,120,000	1,189,149	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000	934,441
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	510,000	533,192	(a)
Total Diversified Consumer Services				2,656,782
Hotels, Restaurants & Leisure — 5.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	842,000	859,951	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000	486,450	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000	1,263,559	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,480,000	1,757,056	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,280,000	2,593,500	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,335,000	1,371,713	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	200,000	189,875	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,724,000	1,676,271	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	250,000	251,401	(a)

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,710,000	$2,926,434	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	620,000	687,425	(a)
Total Hotels, Restaurants & Leisure				14,063,635
Specialty Retail — 3.2%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	920,000	994,989	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	870,000	897,570	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,520,000	4,596,275	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	1,240,000	1,250,075
Total Specialty Retail				7,738,909
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	250,000	269,063	(a)
Total Consumer Discretionary				33,748,951
Consumer Staples — 0.7%
Food Products — 0.3%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	740,000	791,503
Household Products — 0.4%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	840,000	868,510
Total Consumer Staples				1,660,013
Energy — 25.8%
Oil, Gas & Consumable Fuels — 25.8%
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., Senior Notes	5.250%	1/15/25	1,400,000	1,352,553
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000	1,448,867
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	285,000	232,685	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,480,000	1,483,219	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,040,000	1,053,380
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	789,439
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	279,938
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	765,355
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,785,000
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	99,045
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	610,000	673,388	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,370,112
EQT Corp., Senior Notes	8.750%	2/1/30	880,000	1,112,100
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,994,769

See Notes to Financial Statements.

4	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	496,000	$537,748	(c)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	200,000	204,156	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,618,000	1,630,135	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,893,089	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	440,000	465,300
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	710,000	663,140
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	447,264
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	296,825
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	690,000	738,128
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	2,635,117
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	4,721,325
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,882,000	4,100,880
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,100,000	1,077,313
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	716,427
Range Resources Corp., Senior Notes	9.250%	2/1/26	4,580,000	4,770,070	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	1,139,550	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,323,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	560,000	628,250
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,950,221
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,430,000	1,287,000	(a)
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	340,000	363,589
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	1,873,750
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	450,000
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	6,216,000	6,196,047
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	500,000	528,496
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	764,347
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	446,567
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	700,768
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,905,562

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
WPX Energy Inc., Senior Notes	8.250%	8/1/23	180,000	$205,856
YPF SA, Senior Notes	8.500%	7/28/25	3,810,000	2,779,395	(a)
Total Energy				61,879,865
Financials — 17.3%
Banks — 12.1%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,356,000	(d)(e)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,520,000	2,640,642	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,500,000	1,659,645
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	1,003,968	(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,840,000	1,930,160	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000	1,575,145	(a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	540,000	582,970	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,030,000	1,096,950	(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,613,600	(a)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000	4,825,622	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,000,000	1,083,575	(d)(e)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	660,000	1,004,665	(d)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate +7.598%)	8.625%	8/15/21	760,000	792,361	(d)(e)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000	555,315

See Notes to Financial Statements.

6	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,240,000	GBP	$1,762,373	(c)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000		1,866,290	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,170,000		2,612,767	(a)(e)
Total Banks					28,962,048
Capital Markets — 1.2%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	1,770,000		1,993,808	(a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	820,000		899,495	(a)(d)(e)
Total Capital Markets					2,893,303
Consumer Finance — 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000		502,200
Navient Corp., Senior Notes	6.750%	6/15/26	410,000		441,519
Total Consumer Finance					943,719
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,640,000		1,787,280
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		1,097,842
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,647,600		3,255,848	(a)(f)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,620,000		2,626,740
Total Diversified Financial Services					8,767,710
Total Financials					41,566,780
Health Care — 7.3%
Health Care Providers & Services — 1.1%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,000,000		1,051,500	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	820,000		863,989
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	750,000		822,000	(a)
Total Health Care Providers & Services					2,737,489

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 6.2%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,110,000	$1,222,571	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,630,000	2,709,426	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	722,050	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,440,000	2,438,475
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	460,000	464,497
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,910,000	1,880,223
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	4,450,000	4,722,896
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	664,562
Total Pharmaceuticals				14,824,700
Total Health Care				17,562,189
Industrials — 14.6%
Aerospace & Defense — 1.2%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,520,000	2,755,620	(a)
Airlines — 11.4%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	310,000	310,417
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	2,470,000	2,503,985
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	2,570,000	2,603,986
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	803,438
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	776,653
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,050,000	6,918,467	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	121,421	116,734
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,500,000	2,715,625	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	5,260,000	5,855,695	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	2,530,000	2,533,669
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	2,300,000	2,241,063
Total Airlines				27,379,732
Building Products — 0.7%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	400,000	414,750	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,240,000	1,302,775	(a)
Total Building Products				1,717,525

See Notes to Financial Statements.

8	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — 0.4%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	834,000	$923,134	(a)
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	501,358	(a)
Trading Companies & Distributors — 0.7%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,140,000	1,140,000	(a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	500,000	538,750
Total Trading Companies & Distributors				1,678,750
Total Industrials				34,956,119
Information Technology — 2.5%
Communications Equipment — 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,920,000	2,071,209	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	32,000	32,834	(a)
Total Communications Equipment				2,104,043
Semiconductors & Semiconductor Equipment — 0.1%
Sensata Technologies UK Financing Co. PLC, Senior Notes	6.250%	2/15/26	250,000	259,844	(a)
Technology Hardware, Storage & Peripherals — 1.5%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,010,000	1,047,622	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	444,867
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,478,045
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	720,124
Total Technology Hardware, Storage & Peripherals				3,690,658
Total Information Technology				6,054,545
Materials — 6.3%
Chemicals — 1.0%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	1,213,647	(c)
Orbia Advance Corp SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	1,201,260	(a)
Total Chemicals				2,414,907
Containers & Packaging — 1.8%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,080,000	1,139,400	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	890,000	920,927	(a)

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,020,000	$1,141,768
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	950,000	1,030,061	(a)
Total Containers & Packaging				4,232,156
Metals & Mining — 3.3%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,470,000	1,696,732	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	1,140,000	1,513,676
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	1,340,000	1,371,456	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	708,560
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	2,145,027
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	556,253
Total Metals & Mining				7,991,704
Paper & Forest Products — 0.2%
Mercer International Inc., Senior Notes	7.375%	1/15/25	550,000	569,594
Total Materials				15,208,361
Real Estate — 0.8%
Equity Real Estate Investment Trusts (REITs) — 0.8%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	668,000	566,130
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	660,000	751,647
Service Properties Trust, Senior Notes	5.500%	12/15/27	680,000	710,085
Total Real Estate				2,027,862
Utilities — 2.5%
Electric Utilities — 1.1%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000	454,096
NRG Energy Inc., Senior Notes	3.375%	2/15/29	310,000	317,362	(a)(b)
NRG Energy Inc., Senior Notes	3.625%	2/15/31	930,000	964,880	(a)(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,150,000	948,894	(a)
Total Electric Utilities				2,685,232
Gas Utilities — 1.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,400,000	2,497,500
Independent Power and Renewable Electricity Producers — 0.4%
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	780,000	828,200	(a)
Total Utilities				6,010,932
Total Corporate Bonds & Notes (Cost — $224,696,120)				266,324,277
Sovereign Bonds — 15.8%
Argentina — 1.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	508,291	217,040

See Notes to Financial Statements.

10	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government
International Bond, Senior Notes	0.125%	7/9/30	2,798,700		$1,098,490
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	3,280,000		1,230,000	*(a)(g)
Total Argentina					2,545,530
Brazil — 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,826,000	BRL	530,974
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	8,677,000	BRL	1,767,752
Total Brazil					2,298,726
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000		1,500,490
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000		439,500	(a)
Croatia — 0.4%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000		496,880	(c)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000		452,712	(a)
Total Croatia					949,592
Egypt — 0.9%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,950,000		2,179,217	(a)
Ghana — 0.6%
Ghana Government International Bond	10.750%	10/14/30	920,000		1,194,299	(a)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000		290,578	(a)
Total Ghana					1,484,877
Guatemala — 0.2%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	370,000		406,652	(a)
Honduras — 0.4%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	400,000		444,204	(c)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	450,000		514,125	(a)
Total Honduras					958,329

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†		Value
Indonesia — 0.9%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	1,135,000		$1,633,392	(c)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	7,604,000,000	IDR	557,273
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	209,000,000	IDR	16,854
Total Indonesia					2,207,519
Ivory Coast — 0.5%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	1,245,000		1,251,985	(a)
Jamaica — 0.3%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		699,375
Kenya — 0.3%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		660,644	(a)
Nigeria — 1.0%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,200,000		2,372,920	(c)
Oman — 0.4%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,000,000		983,906	(a)
Peru — 2.2%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		958,054
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,800,000		1,789,875	(b)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000		2,678,199
Total Peru					5,426,128
Russia — 2.8%
Russian Federal Bond — OFZ	7.000%	1/25/23	74,770,000	RUB	1,029,702
Russian Federal Bond — OFZ	7.750%	9/16/26	375,770,000	RUB	5,533,085
Russian Foreign Bond — Eurobond, Senior Notes	12.750%	6/24/28	42,000		71,996	(c)
Total Russia					6,634,783
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		493,098	(c)
Turkey — 1.0%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,500,000		2,409,475

See Notes to Financial Statements.

12	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Western Asset Global High Income Fund Inc.

Security‡	Rate	Maturity Date	Face Amount†	Value
Ukraine — 0.9%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,950,000	$2,095,226	(a)
Total Sovereign Bonds (Cost — $34,953,810)				37,997,972
U.S. Government & Agency Obligations — 9.1%
U.S. Government Obligations — 9.1%
U.S. Treasury Notes	1.750%	7/31/21	200,000	202,217
U.S. Treasury Notes	1.625%	5/31/23	2,500,000	2,591,211	(h)
U.S. Treasury Notes	2.750%	8/31/23	4,250,000	4,550,156	(h)
U.S. Treasury Notes	2.875%	9/30/23	2,700,000	2,905,980	(h)
U.S. Treasury Notes	2.125%	11/30/23	4,750,000	5,026,836	(h)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000	3,190,664	(h)
U.S. Treasury Notes	2.000%	6/30/24	3,250,000	3,455,537	(h)
Total U.S. Government & Agency Obligations (Cost — $20,417,144)				21,922,601
Convertible Bonds &Notes — 1.4%
Communication Services — 1.4%
Media —1.4%
DISH Network Corp., Senior Notes (Cost — $2,769,181)	3.375%	8/15/26	3,370,000	3,367,978
Senior Loans — 1.3%
Industrials — 1.3%
Airlines — 1.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR +4.750%)	5.750%	4/29/23	1,061,075	1,073,012	(e)(i)(j)(k)
Jetblue Airways Corp., Term Loan (3 mo. USD LIBOR +5.250%)	6.250%	6/17/24	1,886,125	1,921,882	(e)(i)(j)
Total Senior Loans (Cost — $2,932,341)				2,994,894

			Shares
Common Stocks — 1.0%
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Party City Holdings Inc.			53,377	244,466	*(l)
Energy — 0.9%
Energy Equipment & Services —0.0%††
Hercules Offshore Inc. (Escrow)			37,071	27,726	*(l)(m)
KCAD Holdings I Ltd.			77,972,021	0	*(l)(m)(n)
Total Energy Equipment & Services				27,726

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Global High Income Fund Inc.

Security‡			Shares		Value
Oil, Gas & Consumable Fuels — 0.9%
MWO Holdings LLC			417		$42,125	*(l)(m)
Oasis Petroleum Inc.			60,934		2,083,943	*
Total Oil, Gas & Consumable Fuels					2,126,068
Total Energy					2,153,794
Total Common Stocks (Cost — $7,146,236)					2,398,260

Rate		Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities —0.0%††
Argentina — 0.0%††
Argentina Treasury Bond (Cost — $73,661)	1.000%	8/5/21	9,087,386	ARS	60,657	(l)
Total Investments before Short-Term Investments (Cost — $292,988,493)					335,066,639

			Shares
Short-Term Investments — 5.0%
Dreyfus Government Cash Management, Institutional Shares (Cost — $12,014,487)	0.010%		12,014,487		12,014,487
Total Investments —144.5% (Cost — $305,002,980)					347,081,126
Liabilities in Excess of Other Assets — (44.5)%					(106,806,982)
Total Net Assets — 100.0%					$240,274,144

See Notes to Financial Statements.

14	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Western Asset Global High Income Fund Inc.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of November 30, 2020.

(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of November 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)	Value is less than $1.

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

BRL	— Brazilian Real

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

OJSC	— Open Joint Stock Company

PIK	— Payment-In-Kind

RUB	— Russian Ruble

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Global High Income Fund Inc.

At November 30, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank AG	0.190%	9/3/2020	12/1/2020	$21,732,625	U.S. Government & Agency Obligations	$21,720,384

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At November 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,000,000	USD	2,363,540	BNP Paribas SA	1/19/21	$25,856
MXN	1,511,611	USD	66,442	BNP Paribas SA	1/19/21	7,954
USD	1,098,806	EUR	930,000	BNP Paribas SA	1/19/21	(12,263)
USD	743,505	EUR	630,000	Citibank N.A.	1/19/21	(9,155)
EUR	831,297	USD	984,295	Goldman Sachs Group Inc.	1/19/21	8,853
GBP	1,261,856	USD	1,662,839	Goldman Sachs Group Inc.	1/19/21	20,594
USD	318,885	EUR	270,397	Goldman Sachs Group Inc.	1/19/21	(4,158)
USD	1,063,764	EUR	900,000	Goldman Sachs Group Inc.	1/19/21	(11,464)
USD	705,128	GBP	545,051	Goldman Sachs Group Inc.	1/19/21	(22,020)
Total						$4,197

Abbreviation(s) used in this table:

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

See Notes to Financial Statements.

16	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Western Asset Global High Income Fund Inc.

Summary of Investments by Country**
United States	58.2%
France	3.4
Brazil	3.3
Israel	2.9
United Kingdom	2.7
Russia	2.3
Italy	2.3
Mexico	2.2
Argentina	2.2
Peru	2.2
Turkey	1.4
Luxembourg	1.3
Canada	1.2
Colombia	1.0
Cayman Islands	0.9
Netherlands	0.9
Indonesia	0.9
Switzerland	0.8
Nigeria	0.7
Egypt	0.6
Ukraine	0.6
Ireland	0.5
South Africa	0.5
Ghana	0.4
Zambia	0.4
Ivory Coast	0.4
Japan	0.4
Oman	0.3
Honduras	0.3
Croatia	0.3
Jamaica	0.2
Kenya	0.2
Germany	0.2
Senegal	0.1
Costa Rica	0.1
Guatemala	0.1
Macau	0.1
Short-Term Investments	3.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of November 30, 2020 and are subject to change.

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

November 30, 2020

Assets:
Investments, at value (Cost — $305,002,980)	$347,081,126
Foreign currency, at value (Cost — $826,986)	819,773
Interest receivable	4,881,289
Receivable for securities sold	2,522,875
Unrealized appreciation on forward foreign currency contracts	63,257
Other receivables	2,647
Prepaid expenses	6,675
Total Assets	355,377,642

Liabilities:
Loan payable (Note 6)	85,500,000
Payable for open reverse repurchase agreements (Note 3)	21,732,625
Payable for securities purchased	5,758,124
Distributions payable	1,520,719
Investment management fee payable	333,659
Unrealized depreciation on forward foreign currency contracts	59,060
Interest expense payable	12,227
Directors’ fees payable	11,938
Accrued expenses	175,146
Total Liabilities	115,103,498
Total Net Assets	$240,274,144

Net Assets:
Par value ($0.001 par value; 22,697,297 shares issued and outstanding; 100,000,000 shares authorized)	$22,697
Paid-in capital in excess of par value	313,158,349
Total distributable earnings (loss)	(72,906,902)
Total Net Assets	$240,274,144

Shares Outstanding	22,697,297

Net Asset Value	$10.59

See Notes to Financial Statements.

18	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2020

Investment Income:
Interest	$17,748,672
Less: Foreign taxes withheld	(31,085)
Total Investment Income	17,717,587

Expenses:
Investment management fee (Note 2)	2,562,044
Interest expense (Notes 3 and 6)	636,173
Directors’ fees	78,274
Legal fees	64,042
Transfer agent fees	56,632
Commitment fees (Note 6)	45,565
Audit and tax fees	37,279
Shareholder reports	18,361
Custody fees	15,445
Stock exchange listing fees	15,018
Fund accounting fees	4,011
Insurance	3,370
Miscellaneous expenses	2,623
Total Expenses	3,538,837
Less: Fee waivers and/or expense reimbursements (Note 2)	(2,190)
Net Expenses	3,536,647
Net Investment Income	14,180,940

Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	20,203,019	†
Forward foreign currency contracts	(250,921)
Foreign currency transactions	(92,388)
Net Realized Gain	19,859,710
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	14,739,130
Forward foreign currency contracts	46,652
Foreign currencies	103,529
Change in Net Unrealized Appreciation (Depreciation)	14,889,311
Net Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	34,749,021
Increase in Net Assets From Operations	$48,929,961

†	Net of foreign capital gains tax of $23,061.

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended November 30, 2020 (unaudited) and the Year Ended May 31, 2020	November 30	May 31

Operations:
Net investment income	$14,180,940	$33,533,365
Net realized gain (loss)	19,859,710	(31,786,592)
Change in net unrealized appreciation (depreciation)	14,889,311	(3,032,725)
Increase (Decrease) in Net Assets From Operations	48,929,961	(1,285,952)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(16,216,324)	(30,138,905)
Return of capital	—	(4,158,234)
Decrease in Net Assets From Distributions to Shareholders	(16,216,324)	(34,297,139)

Fund Share Transactions:
Cost of shares repurchased (0 and 239,229 shares repurchased, respectively) (Note 8)	—	(1,781,056)
Cost of shares repurchased through tender offer (21,170,180 and 0 shares repurchased, respectively) (Note 5)	(219,958,165)	—
Decrease in Net Assets From Fund Share Transactions	(219,958,165)	(1,781,056)
Decrease in Net Assets	(187,244,528)	(37,364,147)

Net Assets:
Beginning of period	427,518,672	464,882,819
End of period	$240,274,144	$427,518,672

See Notes to Financial Statements.

20	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended November 30, 2020

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$48,929,961
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(102,764,822)
Sales of portfolio securities	409,877,267
Net purchases, sales and maturities of short-term investments	(7,828,359)
Payment-in-kind	(133,325)
Net inflation adjustment	(9,395)
Net amortization of premium (accretion of discount)	(2,535,661)
Decrease in receivable for securities sold	6,522,949
Decrease in security litigation proceeds receivable	22,127
Decrease in interest receivable	4,217,897
Decrease in prepaid expenses	11,973
Decrease in payable for securities purchased	(2,567,080)
Decrease in investment management fee payable	(99,201)
Increase in Directors’ fees payable	2,130
Decrease in interest expense payable	(44,631)
Increase in accrued expenses	45,089
Net realized gain on investments	(20,203,019)
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	(14,785,782)
Net Cash Provided in Operating Activities*	318,658,118

Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(17,634,726)
Decrease in loan facility borrowings	(72,500,000)
Decrease in payable for reverse repurchase agreements	(8,970,125)
Payment for shares repurchased through tender offer	(219,958,165)
Net Cash Used by Financing Activities	(319,063,016)
Net Decrease in Cash and Restricted Cash	(404,898)
Cash and restricted cash at beginning of period	1,224,671
Cash and restricted cash at end of period	$819,773

*	Included in operating expenses is cash of $699,232 paid for interest and commitment fees.

The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

November 30, 2020
Cash	$819,773
Restricted cash	—
Total cash and restricted cash shown in the Statement of Cash Flows	$819,773

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	21

Financial highlights

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2020[1,2]		2020[1]	2019[1]	2018[1]	2017[1]	2016[1]

Net asset value, beginning of period	$9.75		$10.54	$10.58	$11.31	$10.55	$12.33

Income (loss) from operations:
Net investment income	0.33		0.76	0.72	0.73	0.82	0.97
Net realized and unrealized gain (loss)	0.89		(0.78)	(0.04)	(0.69)	0.98	(1.59)
Total income (loss) from operations	1.22		(0.02)	0.68	0.04	1.80	(0.62)

Less distributions from:
Net investment income	(0.40)	[3]	(0.69)	(0.70)	(0.75)	(0.93)	(1.16)
Return of capital	—		(0.09)	(0.04)	(0.03)	(0.11)	—
Total distributions	(0.40)		(0.78)	(0.74)	(0.78)	(1.04)	(1.16)
Anti-dilutive impact of repurchase plan	—		0.014	0.03 [4]	0.01 [4]	—	—
Anti-dilutive impact of tender offer	0.02	[5]	—	—	—	—	—

Net asset value, end of period	$10.59		$9.75	$10.54	$10.58	$11.31	$10.55

Market price, end of period	$10.09		$9.07	$9.59	$9.18	$10.23	$9.52
Total return, based on NAV[6,7]	12.95%		(0.17)%[8,9]	6.90%	0.29%	17.82%	(4.66)%
Total return, based on Market Price[10]	15.88%		2.66%	13.17%	(2.99)%	19.21%	(1.08)%

Net assets, end of period (millions)	$240		$428	$465	$475	$512	$327

Ratios to average net assets:
Gross expenses	1.62%[11]		2.76%[9]	2.54%	2.06%[12]	1.89%[12]	1.79%[12]
Net expenses[13]	1.62	[11]	2.73 [9]	2.52	2.02 [12]	1.82 [12]	1.72 [12]
Net investment income	6.50	[11]	7.29	6.93	6.58	7.41	8.99

Portfolio turnover rate	19%		60%	89%	97%	78%	71%

See Notes to Financial Statements.

22	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2020[1,2]	2020[1]	2019[1]	2018[1]	2017[1]	2016[1]

Supplemental data:
Loan Outstanding, End of Period (000s)	$85,500	$158,000	$180,000	$168,000	$171,000	$120,000
Asset Coverage Ratio for Loan Outstanding[14]	381%	371%	358%	383%	399%	373%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[14]	$3,810	$3,706	$3,583	$3,829	$3,992	$3,729
Weighted Average Loan (000s)	$136,566	$175,765	$177,490	$170,507	$156,400	$120,027
Weighted Average Interest Rate on Loan	0.88%	2.74%	3.06%	2.36%	1.72%	1.18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

The repurchase plan was completed at an average repurchase price of $7.50 for 239,229 shares and $1,781,056 for the year ended May 31, 2020, $8.74 for 816,259 shares and $7,135,435 for the year ended May 31, 2019 and $9.50 for 319,205 shares and $3,031,002 for the year ended May 31, 2018.

[5]	The tender offer was completed at a price of $10.39 for 21,170,180 shares and $219,958,165 for the year ended November 30, 2020.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.27% for the year ended May 31, 2020.

[9]

Included in the expense ratios and total return are certain non-recurring legal and transfer agent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.49% and 2.47%, respectively, and total return would have been 0.04% for the year ended May 31, 2020.

[10]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.

[12]

Included in the expense ratios are certain non-recurring reorganization fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended May 31, 2018, would have been 1.87% and 1.80%, respectively, for the year ended May 31, 2017 and 1.76% and 1.69%, respectively, for the year ended May 31, 2016.

[13]	Reflects fee waivers and/or expense reimbursements.

[14]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

See Notes to Financial Statements.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities. On August 14, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the SEC’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

24	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$266,324,277	—	$266,324,277
Sovereign Bonds	—	37,997,972	—	37,997,972
U.S. Government & Agency
Obligations	—	21,922,601	—	21,922,601
Convertible Bonds & Notes	—	3,367,978	—	3,367,978
Senior Loans	—	2,994,894	—	2,994,894
Common Stocks:
Consumer Discretionary	—	244,466	—	244,466
Energy	$2,083,943	—	$69,851	2,153,794
Non-U.S. Treasury Inflation Protected Securities	—	60,657	—	60,657
Total Long-Term Investments	2,083,943	332,912,845	69,851	335,066,639
Short-Term Investments†	12,014,487	—	—	12,014,487
Total Investments	$14,098,430	$332,912,845	$69,851	$347,081,126
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$63,257	—	$63,257
Total	$14,098,430	$332,976,102	$69,851	$347,144,383

26	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$59,060	—	$59,060

†	See Schedule of Investments for additional detailed categorizations.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

(d) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

(e) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For

28	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(h) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If

30	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2020, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $59,060. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Fund’s subadvisers. As of July 31, 2020, LMPFA, Western Asset, Western Asset Limited and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA, Western Asset, Western Asset Limited and Western Asset Singapore were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets plus the proceeds of any outstanding borrowings.

32	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investment in non-U.S. dollar denominated securities. Western Asset Limited and Western Asset Singapore do not receive any compensation from the Fund and are compensated by Western Asset for its services to the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. Western Asset pays Western Asset Limited and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

During the periods in which the Fund utilizes financial leverage, the fees paid to LMPFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

During the six months ended November 30, 2020, fees waived and/or expenses reimbursed amounted to $2,190.

As of July 31, 2020, all officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund. Prior to July 31, 2020, all officers and one Director of the Fund were employees of Legg Mason and did not receive compensation from the Fund.

3. Investments

During the six months ended November 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$90,049,275	$12,715,547
Sales	382,600,722	27,276,545

At November 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$305,002,980	$48,864,361	$(6,786,215)	$42,078,146
Forward foreign currency contracts	—	63,257	(59,060)	4,197

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Transactions in reverse repurchase agreements for the Fund during the six months ended November 30, 2020 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$29,790,599	0.23%	$30,788,875

*	Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.19% to 0.72% during the six months ended November 30, 2020. Interest expense incurred on reverse repurchase agreements totaled $34,055.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2020.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$63,257

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$59,060

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(250,921)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$46,652

34	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

During the six months ended November 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$1,887,146
Forward foreign currency contracts (to sell)	4,642,266

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$33,810	$(12,263)	$21,547	—	$21,547
Citibank N.A.	—	(9,155)	(9,155)	—	(9,155)
Goldman Sachs Group Inc.	29,447	(37,642)	(8,195)	—	(8,195)
Total	$63,257	$(59,060)	$4,197	—	$4,197

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Tender offer

On June 22, 2020, the Fund’s Board of Directors authorized (subject to certain conditions) a cash tender offer for up to 50% of the Fund’s outstanding shares at a price per share equal to 99.5% of the Fund’s net asset value per share as of the business day immediately following the expiration date of the tender offer. On October 19, 2020, the Fund commenced its tender offer, which expired on November 16, 2020. On November 19, 2020, the Fund announced the final results of the tender offer. The Fund accepted 21,170,180 duly tendered and not withdrawn shares, representing approximately 48% of the Fund’s outstanding shares. The shares accepted for tender were repurchased at a price of $10.39, equal to 99.5% of the per share net asset value, $10.44, as of the close of the regular trading session of the New York Stock Exchange on November 17, 2020. Payment for such shares was made on November 19, 2020. Shares that were not tendered will remain outstanding.

6. Loan

The Fund has a revolving credit agreement with The Bank of Nova Scotia (“Credit Agreement”), which allows the Fund to borrow up to an aggregate amount of $180,000,000 and renews daily for a 179-day term, unless notice to the contrary is given to the Fund. Effective January 7, 2021, subsequent to the end of the reporting period, unless renewed, the Credit Agreement will terminate on January 6, 2022. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.25%, except

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

that the commitment fee is 0.15% in the event that the aggregate outstanding principal balance of the loan is equal to or greater than 75% of $180,000,000. The interest on the loan is calculated at a variable rate based on LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to The Bank of Nova Scotia, to the extent of the borrowing outstanding and any additional expenses. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to this loan for the six month ended November 30, 2020 was $600,939. For the six month ended November 30, 2020, the Fund incurred commitment fees of $45,565. For the six month ended November 30, 2020, based on the number of days during the reporting period that the Fund had an outstanding balance under the Credit Agreement,the Fund had an average daily loan balance outstanding of $136,565,574 and the weighted average interest rate was 0.88%. At November 30, 2020 the Fund had $85,500,000 of borrowings outstanding per the Credit Agreement.

7. Distributions subsequent to November 30, 2020

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
11/20/2020	12/1/2020	$0.0670
12/23/2020	12/31/2020	$0.0670
1/22/2021	2/1/2021	$0.0670
2/19/2021	3/1/2021	$0.0670

8. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended November 30, 2020, the Fund did not repurchase any shares.

Since the commencement of the stock repurchase program through November 30, 2020, the Fund repurchased 1,374,693 shares or 3.04% of its common shares outstanding for a total amount of $11,947,493.

36	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

9. Deferred capital losses

As of May 31, 2020, the Fund had deferred capital losses of $122,139,043, which have no expiration date, that will be available to offset future taxable capital gains.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

On August 14, 2020, the Fund announced that it has elected, by resolution unanimously adopted by the Fund’s board of directors, to be subject to the Maryland Control Share Acquisition Act (the “MCSAA”), effective immediately. The MCSAA protects the interests of all stockholders of a Maryland corporation by providing that any holder of “control shares” acquired in a “control share acquisition” will not be entitled to vote its shares unless the other stockholders of the corporation reinstate those voting rights at a meeting of stockholders by a vote of two-thirds of the votes entitled to be cast on the matter,excluding the “acquiring person” (i.e., the holder or group of holders acting in concert that acquires, or proposes to acquire, “control shares”) and any other holders of “interested shares” as defined in the MCSAA. Generally, “control shares” are shares that, when aggregated with shares already owned by an acquiring person, would entitle the acquiring person to exercise 10% or more, 33 1/3% or more, or a majority of the total voting power of shares entitled to vote in the election of directors.

Application of the MCSAA seeks to limit the ability of an acquiring person to achieve a short-term gain at the expense of the Fund’s ability to pursue its investment objective and policies and seek long-term value for the rest of the Fund’s stockholders. The above

Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

description of the MCSAA is only a high-level summary and does not purport to be complete. Investors should refer to the actual provisions of the MCSAA and the Fund’s bylaws for more information, including definitions of key terms, various exclusions and exemptions from the statute’s scope, and the procedures by which stockholders may approve the reinstatement of voting rights to holders of “control shares.”

38	Western Asset Global High Income Fund Inc. 2020 Semi-Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 6, 2020, a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	26,603,253	1,514,496	1,083,665	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	26,508,109	1,538,623	1,154,683	0
To Approve a New Subadvisory Agreement with Western Asset Management Company Limited	26,463,985	1,550,179	1,187,250	0
To approve a New Subadvisory Agreement with Western Asset Management Company Pte. Ltd.	26,444,056	1,559,181	1,198,178	0

Western Asset Global High Income Fund Inc.	39

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at

1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

40	Western Asset Global High Income Fund Inc.

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Global High Income Fund Inc.	41

Western Asset

Global High Income Fund Inc. (EHI)

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

George P. Hoyt*

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jeanne M. Kelly

Senior Vice President

Western Asset Global High Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

EHI

*	Effective August 13, 2020, Mr. Hoyt became Secretary and Chief Legal Officer.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Global High Income Fund Inc.

Western Asset Global High Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Global High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX010654 1/21 SR20-4068

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Global High Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 28, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 28, 2021